Transactions with Related Parties (Details Narrative)		1 Months Ended	5 Months Ended	12 Months Ended
	Apr. 29, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	May 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 AUD ($) $ / shares shares	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Purchase of Assets | $
Fair value of shares issued in acquisition | $						1,256,046
Outstanding loans received | $			$ 419,590
James Manning [Member]
Related Party Transaction [Line Items]
Number of shares issued				70,000	70,000
Fair value of shares issued | $				$ 70,000
Stock Issued During Period, Shares, Purchase of Assets	17,600
Stock Issued During Period, Value, Purchase of Assets | $	$ 390,016
James Manning [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition		49,215
Fair value of shares issued in acquisition | $		$ 1,919,366
James Manning [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued				636,248	636,248
Stock Issued During Period, Shares, Purchase of Assets	159,971
Nicholas Hughes Jones [Member]
Related Party Transaction [Line Items]
Number of shares issued				70,000	70,000
Fair value of shares issued | $				$ 70,000
Nicholas Hughes Jones [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition		27,478
Fair value of shares issued in acquisition | $		$ 1,071,623
Nicholas Hughes Jones [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued				636,248	636,248
Andrew Leece [Member]
Related Party Transaction [Line Items]
Number of shares issued				70,000	70,000
Fair value of shares issued | $				$ 70,000
Andrew Leece [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition		43,401
Fair value of shares issued in acquisition | $		$ 1,692,639
Andrew Leece [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued				636,248	636,248
Andrew Leece [Member] | Common Class A [Member] | Distributed Storage Solutions Limited [Member]
Related Party Transaction [Line Items]
Number of shares issued in acquisition		394,483
Digital Income Fund Pty Ltd [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	55,000
Flynt ICS Pty Ltd [Member]
Related Party Transaction [Line Items]
Services expenses paid | $				$ 167,638		$ 92,722.12
Manning Consulting Agreement [Member] | James Manning [Member]
Related Party Transaction [Line Items]
Annual remuneration				$ 211,000	$ 334,500
Conversion rate | (per share)				$ 0.63	$ 1.00
Manning Consulting Agreement [Member] | James Manning [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage				10.00%	10.00%
Inbocalupo Consulting Agreement [Member] | Nicholas Hughes Jones [Member]
Related Party Transaction [Line Items]
Annual remuneration				$ 84,294	$ 133,800
Conversion rate | (per share)				$ 0.63	$ 1.00
Inbocalupo Consulting Agreement [Member] | Nicholas Hughes Jones [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stockholding percentage				10.00%	10.00%
Broadfoot Consulting Agreement [Member] | Broadfoot Group Pty Ltd [Member]
Related Party Transaction [Line Items]
Annual remuneration				$ 70,245	$ 111,500
Conversion rate | (per share)				$ 0.63	$ 1.00